FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 11 – FAIR VALUE MEASUREMENTS

As of March 31, 2025 and 2024, the carrying values of current assets and current liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments.

	Fair Value Measurements as of March 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at March 31, 2025
Liability
Long-term debt, including current portion of long-term debt	-	¥12,736,598	-	¥12,736,598

	Fair Value Measurements as of March 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at March 31, 2024
Liability
Long-term debt, including current portion of long-term debt	-	¥10,573,143	-	¥10,573,143

Long-term debt

The Group’s long-term debt instruments are classified as Level 2 instruments and valued based on the present value of future cash flows associated with each instrument discounted using current market borrowing rates for similar debt instruments of comparable maturity. The levels are more fully described in Note 2.